Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Revolving Repayment Card Loans (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	¥ 183,722
Modification of collection condition by relief of contract condition	0
Total—revolving repayment card loans	183,722
Total— origination year (excluding revolving repayment card loans)	4,364,664
Total— financial assets measured at amortized cost	4,548,386
Non-Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	1,132
Modification of collection condition by relief of contract condition	3,693
Total—revolving repayment card loans	4,825
Total— origination year (excluding revolving repayment card loans)	102,946
Total— financial assets measured at amortized cost	¥ 107,771